Trade and other payables - Schedule of accrued liabilities (Details) - USD ($)		Mar. 31, 2025	Dec. 31, 2024
Schedule of accrued liabilities [Abstract]
External research and development fees		$ 0	$ 55,670
Operational expenses		105,860	178,307
Professional and other fees		520,747	464,060
Accrued interest		409,193	409,193
Accrued liabilities	[1]	$ 1,035,800	$ 1,107,230

[1]	Accrued liabilities consist of the following as at: